Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

Note 8. Intangible Assets, Net

Intangible assets subject to amortization as of December 31, 2025 consist of the following (in thousands, except years):

	Weighted Average Remaining Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(years)
Data rights	3	$67,064	$49,180	$17,884
Marketing products	8	59,099	45,998	13,101
Technology	3	115,846	107,722	8,124
Capitalized software	2	263,101	180,357	82,744
Other intangible assets	3	25,470	3,120	22,350
Total intangible assets		$530,580	$386,377	$144,203

Intangible assets subject to amortization as of December 31, 2024 consist of the following (in thousands, except years):

	Weighted Average Remaining Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(years)
Data rights	4	$67,064	$42,474	$24,590
Marketing products	9	59,099	44,365	14,734
Technology	2	107,279	106,399	880
Capitalized software	2	206,003	130,668	75,335
Total intangible assets		$439,445	$323,906	$115,539

Amortization expense was $62.5 million, $66.1 million, and $72.2 million for the years ended December 31, 2025, 2024 and 2023, respectively.

As of December 31, 2025, expected amortization of intangible assets for each of the five succeeding fiscal years and thereafter is as follows:

Fiscal Years	(in thousands)
2026	$63,602
2027	47,449
2028	25,715
2029	1,632
2030	1,632
Thereafter	4,173
Total	$144,203